Share based Compensation - HMHL Share Option Schemes (Details) - shares			12 Months Ended
	Jun. 15, 2016	Aug. 06, 2008	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
HMHL Share Option Scheme
Share-based Compensation
Expiry period		6 years
Share options cancelled (in shares)	1,187,372
Number of share options outstanding			0	0	0
HMHL Share Option Scheme | Ordinary Shares
Share-based Compensation
Aggregate number of shares issuable			2,144,408
Number of shares authorized but unissued			157,111,839
Vesting period			4 years
Vesting percentage upon first anniversary			25.00%
Annual vesting percentage after the first anniversary			25.00%
HCML Share Option Scheme
Share-based Compensation
Aggregate number of shares issuable			2,313,097
Number of shares authorized but unissued			8,342,255
Share options cancelled (in shares)			120,845	6,875	3,750
Number of share options granted	593,686		1,060,626	150,000	693,686
Number of share options outstanding			1,855,485	1,126,412	1,039,596	442,365